Segment Information - Geographical location (Details) $ in Thousands	Dec. 31, 2022 USD ($) country	Dec. 31, 2021 USD ($)
Segment information
Principal geographical areas | country	3
Property and equipment, net	$ 25	$ 148
Right-of-use assets	769	1,570
China
Segment information
Right-of-use assets	769	308
Philippines
Segment information
Property and equipment, net	$ 25	148
Right-of-use assets		$ 1,262